OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivables and Prepaid Expenses
	December 31,
	2015	2014

Escrow (1)	-	$1,271
Prepaid expenses	131	49
Income receivable	109	7
Deposit	6	39
Others	72	30

	$318	$1,396